Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivative Liabilities [Line Items]
Derivative liabilities
15.	Derivative liabilities

Liability classified stock purchase warrants

On July 15, 2022, the Company issued 49 common stock purchase warrants with an exercise price of $9,895 as part of the conversion of promissory notes.

On November 21, 2023, the Company completed its initial public offering and issued sixteen (16) warrants (the “IPO warrants”). The IPO warrants are exercisable into one share of common stock of the Company at $19,600 per share and expire on November 21, 2028.

We analyzed the common stock purchase warrants issued as partial settlement of the promissory notes payable and the IPO warrants against the requirements of ASC 480, Distinguishing Liabilities from Equity, and determined that the warrants should be classified as financial liabilities.

ASC 815, Derivatives and Hedging, requires that the warrants be accounted for as derivative liabilities with initial and subsequent measurement at fair value with changes in fair value recorded as other income (expense).

A continuity of the Company’s common stock purchase derivative liability warrants is as follows:

Derivative liabilities
Outstanding, December 31, 2023	$369,158
Change in fair value of derivative liabilities	(369,158)
Outstanding, December 31, 2024	$-
Change in fair value of derivative liabilities	-
Outstanding, September 30, 2025	$-

We determined the derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes Option Pricing Model to calculate the fair value as of initial recognition and at subsequent period ends through December 31, 2024. Given the exercise price of these warrants compared to the fair market value of the Company’s shares, the value is deemed to be $nil.

As of September 30, 2025, the following warrants were outstanding:

Outstanding	Expiry date	Weighted average exercise price ($)
49	April 27, 2027	9,859
16	November 21, 2028	19,600
65		12,257

As of September 30, 2025, and December 31, 2024, the weighted average life of derivative liability warrants outstanding was 1.96 and 2.71 years, respectively.

Embedded derivative liabilities

The Company determined that the fair value of embedded derivative liability separated from the convertible debt host contract, issued in connection with the ELOC Agreement (Note 14), had an initial fair value of $681,818, calculated on the initial recognition date of September 26, 2025. There was no significant change in the fair value from initial recognition to September 30, 2025.

We determined the derivative liability to be a Level 3 fair value measurement and used a Binomial Option Pricing Model to calculate the fair value as of initial recognition and through September 30, 2025. The following assumptions were used in the Binomial Option Pricing Model:

Risk-free interest rate	3.66%
Expected life	3 years
Expected dividend rate	0.00%
Expected volatility	142%
Exercise price	(88% of lowest 10day VWAP )
Number of steps	300

10.	Derivative liabilities

On July 15, 2022, the Company issued 167 common stock purchase warrants with an exercise price of $2,817 as part of the conversion of promissory notes.

On November 21, 2023, the Company completed its Initial Public Offering (“IPO”) and issued 54 warrants (the “IPO warrants”). Each IPO warrant is exercisable into one share of common stock of the Company at $5,600 per share and expire on November 21, 2028.

We analyzed the common stock purchase warrants issued as partial settlement of the promissory notes payable and the IPO warrants against the requirements of ASC 480, Distinguishing Liabilities from Equity, and determined that the warrants should be classified as financial liabilities.

ASC 815, Derivatives and Hedging, requires that the warrants be accounted for as derivative liabilities with initial and subsequent measurement at fair value with changes in fair value recorded as other income (expense).

A continuity of the Company’s common stock purchase derivative liability warrants is as follows:

Derivative liabilities
Outstanding, December 31, 2022	$68,455
Addition of new derivatives during IPO	229,437
Change in fair value of derivative liabilities	71,266
Outstanding, December 31, 2023	$369,158
Change in fair value of derivative liabilities	(369,158)
Outstanding, December 31, 2024	$-

We determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes Option Pricing Model to calculate the fair value as of initial recognition and at subsequent period ends. The Black-Scholes Option Pricing Model requires six basic data inputs: the exercise or strike price, expected time to expiration or exercise, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement.

The following assumptions were used in the Black-Scholes option pricing model:

	December 31, 2024	December 31, 2023	November 21, 2023	December 31, 2022	July 15, 2022
Risk-free interest rate	4.25% - 4.27%	3.84 - 4.01%	4.41%	4.73%	3.12%
Expected life [1]	2.32 – 3.90 years	3.32 – 4.90 years	5 years	0.75 years	0.6 years
Expected dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	100%	100%	100%	100%	100.00%

As of December 31, 2024, the following warrants were outstanding:

Outstanding	Expiry date[1]	Weighted average exercise price ($)
167	April 27, 2027	2,817
54	November 21, 2028	5,600
221		3,497

As of December 31, 2024 and December 31, 2023, the weighted average life of derivative liability warrants outstanding was 2.71 and 3.71 years, respectively.

[1]	On April 28, 2023, the Company amended the warrant agreements for the 167 derivative liability warrants outstanding. The amendment removed the clause to automatically convert warrants to shares on IPO date and all warrants were given an expiry date of April 27, 2027. This led to an increase in the expected life input in the Black-Scholes model as of December 31, 2023 compared to December 31, 2022, when the Company used the expected IPO date to calculate the expected life of the warrants.